Financial Assets and Financial Liabilities - Summary of Financial Liabilities Subject Offsetting (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		₩ 109,780,583	₩ 99,217,414
Gross assets offset		(76,806,988)	(64,265,227)
Net amounts in the statement of financial position		32,973,595	34,952,187
Non-offsetting amount
Financial Instruments		(30,919,330)	(32,548,630)
Cash Collateral		(66,028)	(76,853)
Net amount		1,988,237	2,326,704
Derivatives held for trading and Derivatives linked securities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		8,896,951	12,543,672
Net amounts in the statement of financial position		8,896,951	12,543,672
Derivatives held for hedging
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		546,985	373,799
Net amounts in the statement of financial position		546,985	373,799
Non-offsetting amount
Financial Instruments		(7,752,738)	(10,689,585)
Cash Collateral		(66,028)	(76,853)
Net amount		1,625,170	2,151,033
Unsettled spot exchange payable
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		6,893,312	6,289,630
Net amounts in the statement of financial position		6,893,312	6,289,630
Non-offsetting amount
Financial Instruments		(6,731,054)	(6,213,292)
Net amount		162,258	76,338
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities	[1]	13,425,697	12,794,534
Net amounts in the statement of financial position	[1]	13,425,697	12,794,534
Non-offsetting amount
Financial Instruments	[1]	(13,425,697)	(12,794,534)
Securities borrowing agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		2,923,691	2,558,520
Net amounts in the statement of financial position		2,923,691	2,558,520
Non-offsetting amount
Financial Instruments		(2,915,160)	(2,558,520)
Net amount		8,531
Domestic exchange settlement credits
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		72,554,289	62,872,822
Gross assets offset		(72,456,156)	(62,577,496)
Net amounts in the statement of financial position		98,133	295,326
Non-offsetting amount
Financial Instruments		(94,681)	(292,699)
Net amount		3,452	2,627
Other financial instruments
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		4,539,658	1,784,437
Gross assets offset		(4,350,832)	(1,687,731)
Net amounts in the statement of financial position		188,826	96,706
Non-offsetting amount
Net amount		₩ 188,826	₩ 96,706

[1]	Includes bonds sold under repurchase agreements to customers.